OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Components of other liabilities

	Notes	December 31, 2017	December 31, 2016
Finance lease liabilities	13	$0.2	$0.1
Derivatives	21(a)	—	2.0
Other liabilities	6	2.9	—
		$3.1	$2.1
Other current liabilities		$2.9	$2.1
Other non-current liabilities		0.2	—
		$3.1	$2.1